LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Lessee Disclosure [Abstract]
Schedule of weighted-average remaining lease term and discount rate
Year ended
December 31, 2024

Weighted average remaining lease term	6.05
Weighted average discount (annual) rate	7.96%

Schedule of operating leases
December 31, 2024

2025	$650
2026	584
2027	565
2028 and on	1,809

Total operating lease payments	3,608
Less: imputed interest	(696)

Present value of lease liabilities	2,912

Lease liabilities, current	448
Lease liabilities, non- current	2,464

Present value of lease liabilities	$2,912